5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Due from Related Parties	$ 61,249	$ 31,622
Covas - Blackheath
Due from Related Parties	33,844	31,622
Alvalade - PorMining
Due from Related Parties	$ 27,405	$ 0